Subsequent Events	9 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
Subsequent Events

12.	Subsequent Events

As previously disclosed in a Current Report on Form 8-K filed with the SEC on November 4, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional investors the “Investors”), pursuant to which the Company agreed to issue to the Investors, for gross proceeds of up to $27 million Senior Secured Original Issue 10% Discount Convertible Promissory Notes (the “Notes”) in the aggregate principal amount of up to $30 million and warrants (the “Warrants”) to purchase a number of shares of the Company’s Class A common stock (the “Warrant Shares”) equal to 30% of the face value of the Notes divided by the volume weighted average price, in three tranches. The Purchase Agreement contains customary representations and warranties by the Company and customary conditions to closing.

Under the first tranche of funding, which closed upon signing of the Purchase Agreement, for gross proceeds of $9 million the Company issued Notes to the Investors in the aggregate principal amount of $10 million and Warrants to purchase up to an aggregate of 231,312 Warrant Shares.  Upon the third trading day following the effectiveness of the Registration Statement, and subject to the satisfaction of certain conditions, a second tranche of funding will be provided by the Investors in the aggregate principal amount of $10 million for gross proceeds to the Company of $9 million. Upon the thirtieth trading day following the closing of the second tranche of funding, and subject to the satisfaction of certain conditions, a third tranche of funding will be provided by the Investors in the aggregate principal amount of $10 million for gross proceeds to the Company of $9 million. Such additional principal amounts, if funded, will be added to the principal amount of the Notes, and the Investors will be entitled to receive additional Warrants to purchase Warrant Shares equal to 30% of the face value of the Notes divided by the volume weighted average price.